Operating Profit (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operating Profit
Operating profit is stated after charging/(crediting) the following items:

	2020 RMB million	2019 RMB million	2018 RMB million
Amortization of intangible assets (Note 19)	239	143	160
Depreciation of property, plant and equipment (Note 16)
– owned	9,067	9,078	7,926
– leased (finance leases)	—	—	6,690
Depreciation of right-of-use assets (Note 18(a)) (2018: amortization of prepayments for land use rights)	12,367	12,298	43
Depreciation of investment properties (Note 17)	12	25	26
Amortization of long-term deferred assets included in other non-current assets	570	536	468
Impairment charge on property, plant and equipment (Note 9)	31	4	—
Write-down of flight equipment spare parts to net realizable value (Note 9)	153	—	—
Consumption of flight equipment spare parts	1,135	1,013	1,088
Auditors’ remuneration	17	18	17
Foreign exchange differences, net (Note 11 and 12)	(2,494)	990	2,040